SCHEDULE OF INFORMATION ON SALES BY GEOGRAPHIC DISTRIBUTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales of products	$ 263,445	$ 394,004
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales of products	142,733	163,644
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales of products	109,824	154,425
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales of products	9,869	29,998
TÜRKIYE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales of products	$ 1,019	$ 45,937